Other Financial Liabilities - Additional Information (Detail) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities	$ 2,373,962,103	$ 1,904,512,941
Secured liabilities	0	0
Reserve for Cash Flow Hedges
Disclosure Of Financial Liabilities [Line Items]
Reserve of cash flow hedges	521,524,727	(341,729,245)	$ (313,681,107)	$ (281,553,799)
Banco Santander
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities	162,730,212	196,122,880
Lines of credit
Disclosure Of Financial Liabilities [Line Items]
Unconditional long-term credit lines available	687,557,400	473,644,800
Cash flow hedge [Member]
Disclosure Of Financial Liabilities [Line Items]
Borrowings	0	1,134,993,280
Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Fair value of current and non-current unsecured liabilities	1,586,382,068	1,813,354,006
Bank Loans [Member] | Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Borrowings	$ 902,938,528	$ 680,249,170